UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (87.4%)(a)
	Shares	Value

Aerospace and defense (0.6%)

Huntington Ingalls Industries, Inc.	10,632	$1,107,961

		1,107,961
Air freight and logistics (0.5%)

Park-Ohio Holdings Corp.	17,978	860,427

		860,427
Auto components (2.5%)

Dana Holding Corp.	25,000	479,250

Goodyear Tire & Rubber Co. (The)	52,200	1,178,937

Remy International, Inc.	48,600	997,758

Stoneridge, Inc.(NON)	92,054	1,037,449

Tower International, Inc.(NON)	29,748	749,352

		4,442,746
Banks (14.5%)

Ameris Bancorp(S)	53,991	1,185,102

Banc of California, Inc.(S)	49,806	579,244

Chemical Financial Corp.	41,217	1,108,325

CVB Financial Corp.(S)	56,800	815,080

Eagle Bancorp, Inc.(NON)	27,840	885,869

First Connecticut Bancorp, Inc.	28,200	408,900

First Merchants Corp.	57,800	1,168,138

First NBC Bank Holding Co.(NON)	24,196	792,419

First of Long Island Corp. (The)	12,133	417,982

Fulton Financial Corp.	107,600	1,192,208

German American Bancorp, Inc.	20,800	536,848

Hanmi Financial Corp.	46,300	933,408

Investors Bancorp, Inc.	97,985	992,588

Lakeland Financial Corp.	26,200	982,500

National Bank Holdings Corp. Class A(S)	21,160	404,579

NBT Bancorp, Inc.	47,800	1,076,456

OFG Bancorp (Puerto Rico)(S)	40,456	606,031

Old National Bancorp	89,800	1,164,706

Pacific Premier Bancorp, Inc.(NON)	76,700	1,077,635

Popular, Inc. (Puerto Rico)(NON)	30,620	901,300

ServisFirst Bancshares, Inc.	40,796	1,174,925

Southside Bancshares, Inc.(S)	32,300	1,073,975

State Bank Financial Corp.	40,400	656,096

Sterling Bancorp	86,800	1,110,172

Talmer Bancorp, Inc. Class A	64,632	893,861

Tristate Capital Holdings, Inc.(NON)	78,900	715,623

WesBanco, Inc.	37,300	1,141,007

Western Alliance Bancorp(NON)	30,200	721,780

Wintrust Financial Corp.	25,400	1,134,618

		25,851,375
Biotechnology (1.0%)

Emergent BioSolutions, Inc(NON)(S)	44,003	937,704

PDL BioPharma, Inc.(S)	106,200	793,314

		1,731,018
Capital markets (0.9%)

Cowen Group, Inc. Class A(NON)	247,515	928,181

Manning & Napier, Inc.	27,000	453,330

Silvercrest Asset Management Group, Inc. Class A	17,209	234,387

		1,615,898
Chemicals (3.0%)

Cabot Corp.	19,000	964,630

Innophos Holdings, Inc.	14,100	776,769

LSB Industries, Inc.(NON)(S)	25,400	907,034

Minerals Technologies, Inc.	13,195	814,263

OM Group, Inc.	32,798	851,108

Omnova Solutions, Inc.(NON)	50,209	269,622

RPM International, Inc.	18,839	862,449

		5,445,875
Commercial services and supplies (3.1%)

ARC Document Solutions, Inc.(NON)	107,400	869,940

Deluxe Corp.	22,900	1,263,164

Ennis, Inc.	39,306	517,660

Knoll, Inc.	56,900	984,939

Performant Financial Corp.(NON)(S)	92,004	743,392

Pitney Bowes, Inc.(S)	44,200	1,104,558

		5,483,653
Communications equipment (0.9%)

Alliance Fiber Optic Products, Inc.(S)	54,700	679,921

Polycom, Inc.(NON)	81,800	1,004,913

		1,684,834
Construction and engineering (0.9%)

EMCOR Group, Inc.	20,400	815,184

Orion Marine Group, Inc.(NON)	74,000	738,520

		1,553,704
Construction materials (0.4%)

CaesarStone Sdot-Yam, Ltd. (Israel)	14,655	757,370

		757,370
Consumer finance (1.2%)

Encore Capital Group, Inc.(NON)(S)	28,100	1,245,111

Portfolio Recovery Associates, Inc.(NON)(S)	16,300	851,349

		2,096,460
Containers and packaging (0.4%)

Berry Plastics Group, Inc.(NON)	29,565	746,221

		746,221
Distributors (0.5%)

Core-Mark Holding Co., Inc.	17,478	927,033

		927,033
Diversified consumer services (0.6%)

Carriage Services, Inc.	58,200	1,008,606

		1,008,606
Diversified financial services (0.5%)

Gain Capital Holdings, Inc.(S)	48,300	307,671

PHH Corp.(NON)(S)	26,400	590,304

		897,975
Diversified telecommunication services (0.6%)

Iridium Communications, Inc.(NON)(S)	119,400	1,056,690

		1,056,690
Electric utilities (3.1%)

Empire District Electric Co. (The)(S)	75,200	1,816,080

IDACORP, Inc.(S)	19,500	1,045,395

PNM Resources, Inc.	66,600	1,659,006

Portland General Electric Co.(S)	34,100	1,095,292

		5,615,773
Electronic equipment, instruments, and components (0.6%)

Newport Corp.(NON)	59,700	1,057,884

		1,057,884
Energy equipment and services (1.8%)

Hornbeck Offshore Services, Inc.(NON)	17,300	566,229

Nuverra Environmental Solutions, Inc.(NON)(S)	43,213	637,392

Pioneer Energy Services Corp.(NON)	59,796	838,340

Tidewater, Inc.(S)	12,536	489,280

Willbros Group, Inc.(NON)	91,500	762,195

		3,293,436
Food and staples retail (0.5%)

SpartanNash Co.	49,340	959,663

		959,663
Gas utilities (0.7%)

Southwest Gas Corp.	25,631	1,245,154

		1,245,154
Health-care equipment and supplies (0.6%)

Alere, Inc.(NON)	29,900	1,159,522

		1,159,522
Health-care providers and services (1.2%)

Ensign Group, Inc. (The)	22,764	792,187

Providence Service Corp. (The)(NON)	28,500	1,378,830

		2,171,017
Hotels, restaurants, and leisure (1.1%)

Intrawest Resorts Holdings, Inc.(NON)	59,832	578,575

Marriott Vacations Worldwide Corp.(NON)	20,499	1,299,842

		1,878,417
Household durables (0.9%)

Installed Building Products, Inc.(NON)	78,163	1,098,190

UCP, Inc. Class A(NON)	41,799	499,498

		1,597,688
Insurance (7.7%)

Allied World Assurance Co. Holdings AG	41,900	1,543,596

American Financial Group, Inc.	21,143	1,223,968

AMERISAFE, Inc.	24,400	954,284

Endurance Specialty Holdings, Ltd.	14,700	811,146

Hanover Insurance Group, Inc. (The)	20,000	1,228,400

Health Insurance Innovations, Inc. Class A(NON)	50,531	545,229

Maiden Holdings, Ltd. (Bermuda)(S)	95,900	1,062,572

National General Holdings Corp.(S)	44,900	758,361

PartnerRe, Ltd.	15,100	1,659,339

Reinsurance Group of America, Inc. Class A	20,473	1,640,501

Stancorp Financial Group	16,300	1,029,834

Validus Holdings, Ltd.(S)	32,114	1,256,942

		13,714,172
Internet software and services (1.7%)

j2 Global, Inc.(S)	23,100	1,140,216

Perficient, Inc.(NON)	63,000	944,370

Web.com Group, Inc.(NON)	50,686	1,011,693

		3,096,279
IT Services (2.2%)

Convergys Corp.	45,000	801,900

Datalink Corp.(NON)	88,030	935,759

Global Cash Access Holdings, Inc.(NON)	169,000	1,140,750

Unisys Corp.(NON)(S)	45,700	1,069,837

		3,948,246
Machinery (0.9%)

Hillenbrand, Inc.	32,200	994,658

Navistar International Corp.(NON)(S)	17,370	571,647

		1,566,305
Media (1.3%)

Live Nation Entertainment, Inc.(NON)	42,200	1,013,644

Madison Square Garden Co. (The) Class A(NON)	10,600	700,872

MDC Partners, Inc. Class A	34,250	657,258

		2,371,774
Metals and mining (2.1%)

AK Steel Holding Corp.(NON)(S)	98,595	789,746

Century Aluminum Co.(NON)	51,100	1,327,067

Globe Specialty Metals, Inc.	38,900	707,591

United States Steel Corp.	25,500	998,835

		3,823,239
Multi-utilities (0.5%)

Avista Corp.(S)	29,231	892,422

		892,422
Oil, gas, and consumable fuels (5.2%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	111,017	1,018,026

Bill Barrett Corp.(NON)(S)	31,600	696,464

Callon Petroleum Co.(NON)	82,769	729,195

Energen Corp.	13,793	996,406

EP Energy Corp. Class A(NON)(S)	55,800	975,384

Gulfport Energy Corp.(NON)	12,300	656,820

Kodiak Oil & Gas Corp.(NON)	63,500	861,695

Midstates Petroleum Co., Inc.(NON)(S)	99,800	503,990

Scorpio Tankers, Inc.(S)	115,124	956,680

SM Energy Co.	13,801	1,076,478

Stone Energy Corp.(NON)	27,500	862,400

		9,333,538
Pharmaceuticals (1.0%)

Medicines Co. (The)(NON)	26,100	582,552

POZEN, Inc.(NON)	60,200	441,868

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)	104,500	679,250

		1,703,670
Professional services (1.0%)

Kforce, Inc.	56,300	1,101,791

Mistras Group, Inc.(NON)	35,400	722,160

		1,823,951
Real estate investment trusts (REITs) (7.6%)

AG Mortgage Investment Trust, Inc.	49,000	872,200

American Assets Trust, Inc.	23,220	765,563

Cherry Hill Mortgage Investment Corp.	48,755	911,719

Colony Financial, Inc.	44,200	989,196

Education Realty Trust, Inc.	59,406	610,694

EPR Properties	15,900	805,812

Healthcare Trust of America, Inc. Class A	39,000	452,400

iStar Financial, Inc.(NON)	95,600	1,290,600

MFA Financial, Inc.	108,181	841,648

One Liberty Properties, Inc.(S)	26,488	535,852

Piedmont Office Realty Trust, Inc. Class A(S)	31,200	550,368

QTS Realty Trust, Inc. Class A(S)	12,244	371,605

RAIT Financial Trust(S)	205,900	1,529,837

Summit Hotel Properties, Inc.	156,610	1,688,256

Two Harbors Investment Corp.	91,800	887,706

ZAIS Financial Corp.	25,800	445,308

		13,548,764
Real estate management and development (0.9%)

Forestar Group, Inc.(NON)(S)	39,946	707,843

RE/MAX Holdings, Inc. Class A	30,925	919,400

		1,627,243
Road and rail (1.7%)

Con-way, Inc.(S)	14,000	665,000

Quality Distribution, Inc.(NON)	97,873	1,250,817

Ryder System, Inc.	12,900	1,160,613

		3,076,430
Semiconductors and semiconductor equipment (4.1%)

FormFactor, Inc.(NON)	175,700	1,259,769

GT Advanced Technologies, Inc.(NON)(S)	57,814	626,126

Integrated Silicon Solutions, Inc.	57,000	783,180

Mattson Technology, Inc.(NON)	376,933	931,025

Pericom Semiconductor Corp.(NON)	67,800	660,372

Photronics, Inc.(NON)	105,100	846,055

RF Micro Devices, Inc.(NON)(S)	79,200	913,968

Spansion, Inc. Class A(NON)	56,200	1,280,798

		7,301,293
Software (1.5%)

AVG Technologies NV (Netherlands)(NON)	44,000	729,520

Mentor Graphics Corp.	53,800	1,102,631

TiVo, Inc.(NON)	69,400	887,973

		2,720,124
Specialty retail (1.1%)

Ascena Retail Group, Inc.(NON)	43,800	582,540

Express, Inc.(NON)	30,500	476,105

Office Depot, Inc.(NON)	187,500	963,750

		2,022,395
Technology hardware, storage, and peripherals (0.6%)

BancTec, Inc. 144A CVR(F)	152,299	—

Logitech International SA (Switzerland)(NON)(S)	79,200	1,015,344

		1,015,344
Thrifts and mortgage finance (2.7%)

BofI Holding, Inc.(NON)(S)	11,000	799,810

Meta Financial Group, Inc.	24,794	874,236

NMI Holdings, Inc. Class A(NON)(S)	83,700	724,005

Provident Financial Services, Inc.	72,700	1,190,099

United Financial Bancorp, Inc.	91,096	1,156,008

		4,744,158
Trading companies and distributors (1.0%)

Rush Enterprises, Inc. Class A(NON)	31,100	1,040,295

Stock Building Supply Holdings, Inc.(NON)	47,874	752,102

		1,792,397

Total common stocks (cost $130,731,744)		$156,368,144

INVESTMENT COMPANIES (3.9%)(a)
	Shares	Value

American Capital, Ltd.(NON)	80,700	$1,142,712

FS Investment Corp.(S)	94,900	1,022,073

Hercules Technology Growth Capital, Inc.	88,684	1,282,371

Solar Capital, Ltd.	58,230	1,087,736

TCP Capital Corp.(S)	77,381	1,243,513

TriplePoint Venture Growth BDC Corp.	80,185	1,171,503

Total investment companies (cost $6,791,099)		$6,949,908

SHORT-TERM INVESTMENTS (27.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	35,364,236	$35,364,236

Putnam Short Term Investment Fund 0.06%(AFF)	14,169,690	14,169,690

Total short-term investments (cost $49,533,926)		$49,533,926

TOTAL INVESTMENTS

Total investments (cost $187,056,769)(b)		$212,851,978

Key to holding's abbreviations
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $178,886,837.
(b)	The aggregate identified cost on a tax basis is $187,861,643, resulting in gross unrealized appreciation and depreciation of $31,808,672 and $6,818,337, respectively, or net unrealized appreciation of $24,990,335.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$8,443,676	$60,265,020	$54,539,006	$5,053	$14,169,690
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $35,364,236, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $33,893,160.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$14,248,659	$—	$—
Consumer staples	959,663	—	—
Energy	12,626,974	—	—
Financials	64,096,045	—	—
Health care	6,765,227	—	—
Industrials	17,264,828	—	—
Information technology	20,824,004	—	—**
Materials	10,772,705	—	—
Telecommunication services	1,056,690	—	—
Utilities	7,753,349	—	—
Total common stocks	156,368,144	—	—
Investment companies	6,949,908	—	—
Short-term investments	14,169,690	35,364,236	—

Totals by level	$177,487,742	$35,364,236	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014